Income Taxes - Schedule of Reconciliation of Expected Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Income before income tax	$ 22,481	$ 13,270	$ (12,465)
Expected income tax at Brazilian tax rate of 34%	(7,644)	(4,512)	4,238
R&D benefit		3,927	2,257
Tax inflation adjustments		4,660	2,141
Non-deductible expenses		(1,184)	(1,281)
Change in valuation allowance		(3,949)	(6,318)
Tax rate reconciliation		4,258	(3,796)
Other		(660)	(634)
Domestic state income taxes, net of federal benefit	0
Total income tax (expense) benefit	$ (2,453)	$ 2,540	$ (3,393)
Percent
Expected income tax at Brazilian tax rate of 34%, Percent	(34.00%)	(34.00%)	(34.00%)
Total income tax expense, Percent	(11.00%)	19.15%	27.22%
Brazil [Member]
Amount
R&D benefit	$ 3,845
Share-based compensation	241
Other	$ (21)
Percent
R&D benefit, Percent	17.00%
Share-based compensation, Percent	1.00%
Other, Percent	0.00%
Cayman Islands [Member]
Amount
Statutory income tax rate differential	$ 3,266
Percent
Statutory income tax rate differential, Percent	15.00%
Argentina [Member]
Amount
Inflation-indexed tax base differences	$ (529)
Other	$ (18)
Percent
Inflation-indexed tax base differences, Percent	(2.00%)
Other, Percent	0.00%
United States of America [Member]
Amount
Statutory income tax rate differential	$ (833)
Change in valuation allowance	(1,697)
Tax amortization of intellectual property	480
Other	$ 81
Percent
Statutory income tax rate differential, Percent	(4.00%)
Change in valuation allowance, Percent	(8.00%)
Tax amortization of intellectual property, Percent	2.00%
Other, Percent	0.00%
United Kingdom [Member]
Amount
Statutory income tax rate differential	$ (218)
Change in valuation allowance	(1,614)
Tax amortization of intellectual property	1,036
Other	$ (26)
Percent
Statutory income tax rate differential, Percent	(1.00%)
Change in valuation allowance, Percent	(7.00%)
Tax amortization of intellectual property, Percent	5.00%
Other, Percent	0.00%
Other Foreign Jurisdictions [Member]
Amount
Other	$ 1,198
Percent
Other, Percent	5.00%